Shareholder Report, Line Graph (Details) - USD ($)			11 Months Ended	12 Months Ended		23 Months Ended	24 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	83 Months Ended	84 Months Ended	95 Months Ended	96 Months Ended	107 Months Ended	108 Months Ended	120 Months Ended
	Jun. 01, 2017	May 01, 2016	Apr. 30, 2018	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026
C000246764 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value		$ 10,000			$ 11,040		$ 11,329		$ 11,888		$ 11,385		$ 15,007		$ 14,605		$ 16,246		$ 16,833		$ 17,753	$ 21,297
C000257712 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value	$ 10,000		$ 10,358			$ 10,920		$ 10,805		$ 14,154		$ 13,684		$ 14,739		$ 16,547		$ 18,790		$ 21,276
C000257713 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value	10,000		11,413			11,314		10,893		16,681		15,132		15,795		18,513		20,307		25,602
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index (Net)
Accumulated Value		$ 10,000			$ 11,259		$ 13,050		$ 12,629		$ 11,175		$ 15,978		$ 14,330		$ 14,767		$ 16,144		$ 18,069	$ 23,887
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index (Net)
Accumulated Value	10,000		11,020			11,734		11,264		16,369		15,793		16,295		19,292		21,637		27,945
MSCI ACWI Minimum Volatility USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Minimum Volatility (USD) Index
Accumulated Value	$ 10,000		$ 10,573			$ 11,628		$ 11,454		$ 13,617		$ 13,780		$ 13,901		$ 14,629		$ 17,092		$ 17,952